UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Total vessel revenues		$ 26,843,551	$ 21,482,267
Revenue from services (including $5,279,022 and $7,200,628 from related parties for the six months ended June 30, 2025, and 2026, respectively)		19,981,835	16,803,545
Total revenues		46,825,386	38,285,812
EXPENSES:
Voyage expenses (including $746,633, and $902,631 to related party for the six months ended June 30, 2025, and 2026, respectively)		(2,055,809)	(1,776,817)
Vessel operating expenses		(8,694,266)	(10,244,724)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below) (including $0, and $418,232 to related party for the six months ended June 30, 2025, and 2026, respectively)		(14,009,651)	(10,504,581)
Management fees to related parties		(1,785,924)	(2,288,643)
Depreciation and amortization		(7,601,749)	(6,653,155)
Loss on vessels held for sale (including $145,000 and $0 to related parties for the six months ended June 30, 2025, and 2026, respectively)		0	(5,554,777)
(Provision) / recovery of provision for doubtful accounts		75,908	(15,459)
General and administrative expenses (including $1,924,931, and $2,020,178 to related party for the six months ended June 30, 2025, and 2026, respectively)		(8,538,023)	(9,547,735)
Net loss on sale of vessels (including $699,205 and $0 to related parties for the six months ended June 30, 2025, and 2026, respectively)		0	(2,001,646)
Total expenses, net		(42,609,514)	(48,587,537)
Other operating income (expense):
Net gain on disposition of assets		346	410,099
Net gain / (loss) from equity method investments		(864,264)	441,493
Net (loss) / gain from equity method investments measured at fair value		69,600,528	(24,814,649)
Total other operating income / (expense)		68,736,610	(23,963,057)
Operating (loss) / income		72,952,482	(34,264,782)
OTHER INCOME/(EXPENSES):
Interest and finance costs (including $2,265,828, and $345,065 to related party for the six months ended June 30, 2025, and 2026, respectively)		(2,671,165)	(3,194,121)
Interest income		1,669,080	1,009,447
Foreign exchange (loss) / gain		7,098,291	(1,139,598)
Dividend income from equity method investments measured at fair value (related party)	[1]	7,837,525	10,610,587
Dividend income on equity securities		960,568	2,196,716
Dividend income from related party		700,000	703,889
Gain on equity securities		7,847,290	5,457,774
Gain on debt securities		3,829	0
Other, net		1,815,099	2,213,634
Total other income / (expenses), net		25,260,517	17,858,328
Net (loss) / income, before taxes		98,212,999	(16,406,454)
Income taxes		(2,182,672)	(602,133)
Net (loss) / income		96,030,327	(17,008,587)
Less: Net loss / (income) attributable to the non-controlling interest		(30,550,611)	3,191,062
Net (loss) / income attributable to Castor Maritime Inc.		65,479,716	(13,817,525)
Dividend on Series D Preferred Shares		(2,500,000)	(2,513,889)
Deemed dividend on Series D Preferred Shares		(1,620,049)	(1,451,187)
Net income / (loss) attributable to common shareholders of Castor Maritime Inc.		61,359,667	(17,782,601)
Other comprehensive income / (loss):
Foreign currency translation		(10,266,636)	28,586,783
Net cash flow hedges		(296,927)	394,454
Other comprehensive income / (loss)		(10,563,563)	28,981,237
Other comprehensive (income) / loss attributable to noncontrolling interests		3,634,510	(7,622,435)
Other comprehensive income / (loss) attributable to Castor Maritime Inc.		(6,929,053)	21,358,802
Total comprehensive income		85,466,764	11,972,650
Comprehensive income attributable to noncontrolling interests		(26,916,101)	(4,431,373)
Total comprehensive income attributable to Castor Maritime Inc.		$ 58,550,663	$ 7,541,277
(Loss) / earnings per common share, basic attributable to Castor Maritime Inc. common shareholders (in dollars per share)		$ 6.35	$ (1.84)
(Loss) / earnings per common share, diluted attributable to Castor Maritime Inc. common shareholders (in dollars per share)		$ 1.12	$ (1.84)
Weighted average number of common shares, basic (in shares)		9,662,354	9,662,354
Weighted average number of common shares, diluted (in shares)		58,175,084	9,662,354
Time Charter [Member]
REVENUES:
Total vessel revenues		$ 24,340,327	$ 20,213,839
Pool [Member]
REVENUES:
Total vessel revenues		$ 2,503,224	$ 1,268,428

[1]	The CODM evaluates the performance of each operating segment using segment operating income as the primary measure of profitability. In addition to the metrics that comprise segment operating income, the CODM also currently reviews dividend income from equity method investments measured at fair value in connection with the assessment of the asset management segment’s performance, which amounted to $9,956,652 for the six-months ended June 30, 2025 and $6,463,656 for the six-months ended June 30, 2026. Such dividend income is not included in the measure of segment operating income but is considered by the CODM as supplemental information when allocating resources and evaluating the results of the asset management segment.